JPMorgan Small Cap Value Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Small Cap Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 640
Expense Example, No Redemption, 3 Years	901
Expense Example, No Redemption, 5 Years	1,182
Expense Example, No Redemption, 10 Years	1,982
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	973
Expense Example, No Redemption, 10 Years	1,985
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	551
Expense Example, No Redemption, 10 Years	$ 1,230